Goodwill and Intangible Assets (Annual Amortization Expense of Intangible Assets) (Detail) $ in Millions	Dec. 31, 2022 USD ($)
Finite Lived Intangible Assets [Line Items]
2023	$ 68
2024	61
2025	54
2026	43
2027	25
Virginia Electric and Power Company
Finite Lived Intangible Assets [Line Items]
2023	33
2024	30
2025	26
2026	20
2027	$ 10